LIFE INSURANCE COMPANY
                                OF NORTH AMERICA

                               SEPARATE ACCOUNT A
                              FINANCIAL STATEMENTS
                                December 31, 2003
                                    (Audited)















This report is submitted for the general information of owners of Life Insurance Company of North America Separate Account A contracts. The Separate Account does not issue new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of variable annuity contracts.

--------------------------------------------------------------------------------
Investors Life Insurance Company of North America
Servicing Agent for Life Insurance Company of North America
Administrative Offices: Austin, Texas

EP-9056H

                        Report of Independent Accountants

To the Contract Owners of Life Insurance Company of North America Separate Account A and the Board of Directors of Life Insurance Company of North America

In our opinion, the accompanying statement of net assets and the related individual statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subdivisions comprising the Life Insurance Company of North America Separate Account A (the "Separate Account") at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Dallas, Texas
February 25, 2004



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                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                        COMBINED STATEMENT OF NET ASSETS
                               December 31, 2003
                                   (Audited)
                                     ASSETS

Investments at Market Value (Notes 1 and 2):

Seligman Growth Fund, Inc.

   1,125,499  qualified shares          (Cost   $ 7,737,680)       $ 4,130,580
     240,767  non-qualified shares      (Cost   $ 1,966,351)           883,618

Oppenheimer Multiple Strategies Fund

      62,378  qualified shares          (Cost   $   716,776)           847,711
       9,448  non-qualified shares      (Cost   $   117,448)           128,398

Delaware Group Decatur Fund, Inc.

     423,477  qualified shares          (Cost   $ 4,720,797)         7,249,914
     109,848  non-qualified shares      (Cost   $ 1,193,070)         1,880,590

Windsor Fund

     326,472  qualified shares          (Cost   $ 3,475,667)         5,308,427
      99,837  non-qualified shares      (Cost   $ 1,375,889)         1,623,356

Dreyfus Third Century Fund

     747,024  qualified shares          (Cost   $ 2,860,878)         5,923,894
       9,936  non-qualified shares      (Cost   $    57,560)            78,794

Windsor Fund B

     150,991  qualified shares          (Cost   $ 2,607,509)         2,455,126
      67,982  non-qualified shares      (Cost   $ 1,113,401)         1,105,374

AIM High Yield Fund, Inc.

      48,763  qualified shares          (Cost   $   452,822)           215,044
      62,090  non-qualified shares      (Cost   $   528,738)           273,814

Total Assets                                                       $32,104,640

   The accompanying notes are an integral part of these financial statements.

                                   NET ASSETS


Net Assets (Notes 3 and 7):

Seligman Growth Fund, Inc.

     308,135  qualified accumulation
              units outstanding         ($13.405099 per unit)      $ 4,130,580
      82,511  non-qualified accumulation
              units outstanding         ($10.709095 per unit)          883,618

Oppenheimer Multiple Strategies Fund

      76,915  qualified accumulation
              units outstanding         ($11.021400 per unit)          847,711
      11,894  non-qualified accumulation
              units outstanding         ($10.795211 per unit)          128,398

Delaware Group Decatur Fund, Inc.

     258,523  qualified accumulation
              units outstanding         ($28.043594 per unit)        7,249,914
      68,792  non-qualified accumulation
              units outstanding         ($27.337331 per unit)        1,880,590

Windsor Fund

     198,843  qualified accumulation
              units outstanding         ($26.696574 per unit)        5,308,427
      68,905  non-qualified accumulation
              units outstanding         ($23.559337 per unit)        1,623,356

Dreyfus Third Century Fund

     270,116  qualified accumulation
              units outstanding         ($21.930925 per unit)        5,923,894
       4,084  non-qualified accumulation
              units outstanding         ($19.293271 per unit)           78,794

Windsor Fund B

      80,817  qualified accumulation
              units outstanding         ($30.378829 per unit)        2,455,126
      35,607  non-qualified accumulation
              units outstanding         ($31.043724 per unit)        1,105,374

AIM High Yield Fund, Inc.

      38,072  qualified accumulation
              units outstanding         ($ 5.648343 per unit)          215,044
      47,613  non-qualified accumulation
              units outstanding         ($ 5.750833 per unit)          273,814

Net Assets                                                         $32,104,640

The accompanying notes are an integral part of these financial statements.



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



                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                          Year Ended December 31, 2003
                                   (Audited)

                                                Seligman           Seligman
                                               Growth Fund        Growth Fund
                                                  Inc.                Inc.
                                                Qualified        Non-Qualified

Investment Income:
     Dividends                                 $         0        $         0

Expenses:

   Mortality risk and expense fees
   guarantees (Note 3)                              33,393              7,133

   Investment income (loss) - net                  (33,393)            (7,133)


Net realized capital gain distributions                  0                  0

Net realized gain (loss) on investments:
     Proceeds from sale of shares                  306,164             90,162
     Cost of shares sold                           481,394            193,630

     Net realized gain (loss) on investments      (175,230)          (103,468)

     Change in unrealized appreciation
     (depreciation) in value of investments      1,196,452            319,945

     Net realized and unrealized gain
     (loss) on investments                       1,021,222            216,477

Net Increase (Decrease) in Net Assets
from Operations                                $   987,829         $  209,344

The accompanying notes are an integral part of these financial statements.

                                         Oppenheimer            Oppenheimer
                                           Multiple               Multiple
                                       Strategies                Strategies
                                            Fund                    Fund
                                          Qualified             Non-Qualified

Investment Income:
     Dividends                          $    11,138             $     1,723

Expenses:
     Mortality risk and expense fees
     guarantees (Note 3)                      6,866                   1,050

     Investment income (loss) - net           4,272                     673


Net realized capital gain distributions           0                       0

Net realized gain (loss) on investments:
     Proceeds from sale of shares            68,732                   6,799
     Cost of shares sold                     54,276                   5,945

     Net realized gain (loss) on
     investments                             14,456                     854

     Change in unrealized appreciation
     (depreciation) in value of
     investments                            139,881                  22,936

     Net realized and unrealized gain
     (loss) on investments                  154,337                  23,790

Net Increase (Decrease) in Net Assets
from Operations                         $   158,609             $    24,463

   The accompanying notes are an integral part of these financial statements.

                                                 Delaware           Delaware
                                                  Group              Group
                                                  Decatur            Decatur
                                                 Fund, Inc.         Fund, Inc.
                                                Qualified        Non-Qualified

Investment Income:
     Dividends                                  $    94,637     $    24,417

Expenses:
     Mortality risk and expense fees
     guarantees (Note 3)                             60,849          15,799

     Investment income (loss) - net                  33,788           8,618


Net realized capital gain distributions                   0               0

Net realized gain (loss) on investments:
     Proceeds from sale of shares                 1,159,455         392,071
     Cost of shares sold                            898,466         244,036

     Net realized gain (loss) on
     investments                                    260,989         148,035

     Change in unrealized appreciation
     (depreciation) in value of
     investments                                  1,346,804         264,154

     Net realized and unrealized gain
     (loss) on investments                        1,607,793         412,189

Net Increase (Decrease) in Net Assets
from Operations                                 $ 1,641,581     $   420,807

   The accompanying notes are an integral part of these financial statements.



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



                                                  Windsor            Windsor
                                                   Fund               Fund
                                                 Qualified        Non-Qualified

Investment Income:
     Dividends                                  $    54,487     $    16,470


Expenses:
     Mortality risk and expense
     fees guarantees (Note 3)                        42,142          12,182

     Investment income (loss) - net                  12,345           4,288


Net realized capital gain distributions                   0               0

Net realized gain (loss) on investments:
     Proceeds from sale of shares                   738,073          22,218
     Cost of shares sold                            678,405          21,704

     Net realized gain (loss) on
     investments                                     59,668             514

     Change in unrealized appreciation
     (depreciation) in value of investments       1,403,355         425,057

     Net realized and unrealized gain
     (loss) on investments                        1,463,023         425,571

Net Increase (Decrease) in Net Assets
from Operations                                 $ 1,475,368     $   429,859

   The accompanying notes are an integral part of these financial statements.

                                               Dreyfus Third     Dreyfus Third
                                                Century Fund     Century Fund
                                                 Qualified       Non-Qualified

Investment Income:
     Dividends                                  $         0     $         0
Expenses:
     Mortality risk and expense fees
     guarantees (Note 3)                             48,702             620

     Investment income (loss) - net                 (48,702)           (620)


Net realized capital gain distributions                   0               0

Net realized gain (loss) on investments:
     Proceeds from sale of shares                   362,659           1,079
     Cost of shares sold                            276,435             536

     Net realized gain (loss) on investments         86,224             543

     Change in unrealized appreciation
     (depreciation) in value of investments       1,188,420          15,756

     Net realized and unrealized gain
     (loss) on investments                        1,274,644          16,299

Net Increase (Decrease) in Net Assets
from Operations                                 $ 1,225,942     $    15,679


   The accompanying notes are an integral part of these financial statements.

                                                  Windsor          Windsor
                                                  Fund B            Fund B
                                                 Qualified       Non-Qualified

Investment Income:
     Dividends                                  $    24,894     $    11,160

Expenses:
     Mortality risk and expense fees
     guarantees (Note 3)                             19,393           8,256

     Investment income (loss) - net                   5,501           2,904

Net realized capital gain distributions                   0               0

Net realized gain (loss) on investments:
     Proceeds from sale of shares                   474,685          10,233
     Cost of shares sold                            620,451           9,865

     Net realized gain (loss) on investments       (145,766)            368

     Change in unrealized appreciation
     (depreciation) in value of investments         798,682         288,320

     Net realized and unrealized gain
     (loss) on investments                          652,916         288,688

Net Increase (Decrease) in Net Assets
from Operations                                 $   658,417     $   291,592

   The accompanying notes are an integral part of these financial statements.

                                                    AIM                AIM
                                                 High Yield         High Yield
                                                 Fund, Inc.         Fund, Inc.
                                                 Qualified        Non-Qualified

Investment Income:
     Dividends                                  $    16,514     $    21,086

Expenses:
     Mortality risk and expense fees
     guarantees (Note 3)                              1,715           2,191

     Investment income (loss) - net                  14,799          18,895

Net realized capital gain distributions                   0               0

Net realized gain (loss) on investments:
     Proceeds from sale of shares                     4,918           6,315
     Cost of shares sold                              4,874           6,259

     Net realized gain (loss) on investments             44              56

     Change in unrealized appreciation
     (depreciation) in value of investments          33,774          43,141

     Net realized and unrealized gain (loss)
     on investments                                  33,818          43,197

Net Increase (Decrease) in Net Assets
from Operations                                 $    48,617     $    62,092

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                   (Audited)
                          Year Ended December 31, 2003

                                                Seligman           Seligman
                                               Growth Fund        Growth Fund
                                                   Inc.               Inc.
                                                Qualified        Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $   (33,393)    $    (7,133)
   Realized capital gain distributions                    0               0
   Net realized gain (loss) on investments         (175,230)       (103,468)
   Change in unrealized appreciation
    (depreciation) in value of investments        1,196,452         319,945

   Net Increase (Decrease) in net assets
    from operations                                 987,829         209,344

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                       2,284               0
   Net contract surrenders and transfers
    out (Note 3)                                   (218,981)        (78,371)
   Benefit payments to annuitants                   (51,210)         (4,658)

   Net Increase (Decrease) from accumulation
    unit transactions                              (267,907)        (83,029)

Net Increase (Decrease) in Net Assets               719,922         126,315
Net Assets:
   Net assets at December 31, 2002                3,410,658         757,303

   Net assets at December 31, 2003              $ 4,130,580     $   883,618

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2002

                                                Seligman           Seligman
                                               Growth Fund        Growth Fund
                                                   Inc.               Inc.
                                                Qualified        Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $   (41,189)   $     (8,234)
   Realized capital gain distributions                    0               0
   Net realized gain (loss) on investments         (577,710)        (26,049)
   Change in unrealized appreciation
    (depreciation) in value of investments       (1,632,450)       (408,614)

   Net Increase (Decrease) in net assets
    from operations                              (2,251,349)       (442,897)

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                     220,630           1,801
   Net contract surrenders and transfers
    out (Note 3)                                 (1,048,466)        (18,780)
   Benefit payments to annuitants                   (70,771)         (5,763)

   Net Increase (Decrease) from accumulation
    unit transactions                              (898,607)        (22,742)

Net Increase (Decrease) in Net Assets            (3,149,956)       (465,639)
Net Assets:
   Net assets at December 31, 2001                6,560,614       1,222,942

   Net assets at December 31, 2002              $ 3,410,658     $   757,303

   The accompanying notes are an integral part of these financial statements.

                                               Oppenheimer      Oppenheimer
                                                 Multiple         Multiple
                                                Strategies       Strategies
                                                   Fund             Fund
                                                Qualified       Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $     4,272     $       673
   Realized capital gain distributions                    0               0
   Net realized gain (loss) on investments           14,456             854
   Change in unrealized appreciation
    (depreciation) in value of investments          139,881          22,936

   Net Increase (Decrease) in net assets
    from operations                                 158,609          24,463

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                       2,444               0
   Net contract surrenders and transfers
    out (Note 3)                                    (50,946)         (5,496)
   Benefit payments to annuitants                   (11,030)           (252)

   Net Increase (Decrease) from accumulation
    unit transactions                               (59,532)         (5,748)

Net Increase (Decrease) in Net Assets                99,077          18,715
Net Assets:
   Net assets at December 31, 2002                  748,634         109,683

   Net assets at December 31, 2003              $   847,711     $   128,398

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2002

                                                Oppenheimer        Oppenheimer
                                                  Multiple           Multiple
                                                 Strategies         Strategies
                                                    Fund               Fund
                                                 Qualified        Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $    13,120     $     2,271
   Realized capital gain distributions                    0               0
   Net realized gain (loss) on investments            8,659          (2,463)
   Change in unrealized appreciation
    (depreciation) in value of investments         (124,228)        (16,312)

   Net Increase (Decrease) in net assets
    from operations                                (102,449)        (16,504)

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                      61,940               0
   Net contract surrenders and transfers
    out (Note 3)                                   (143,213)       (162,511)
   Benefit payments to annuitants                   (10,178)         (9,498)

   Net Increase (Decrease) from accumulation
    unit transactions                               (91,451)       (172,009)

Net Increase (Decrease) in Net Assets              (193,900)       (188,513)
Net Assets:
   Net assets at December 31, 2001                  942,534         298,196

   Net assets at December 31, 2002              $   748,634     $   109,683

   The accompanying notes are an integral part of these financial statements.

                                                Delaware           Delaware
                                                 Group              Group
                                                Decatur            Decatur
                                               Fund, Inc.         Fund, Inc.
                                               Qualified        Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $    33,788     $     8,618
   Realized capital gain distributions                    0               0
   Net realized gain (loss) on investments          260,989         148,035
   Change in unrealized appreciation
    (depreciation) in value of investments        1,346,804         264,154

   Net Increase (Decrease) in net assets
    from operations                               1,641,581         420,807

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                       4,113               0
   Net contract surrenders and transfers
    out (Note 3)                                 (1,055,194)       (331,984)
   Benefit payments to annuitants                   (47,526)        (44,288)

   Net Increase (Decrease) from accumulation
    unit transactions                            (1,098,607)       (376,272)

Net Increase (Decrease) in Net Assets               542,974          44,535
Net Assets:
   Net assets at December 31, 2002                6,706,940       1,836,055

   Net assets at December 31, 2003              $ 7,249,914     $ 1,880,590

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2002

                                                Delaware        Delaware
                                                 Group           Group
                                                Decatur          Decatur
                                               Fund, Inc.       Fund, Inc.
                                               Qualified      Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $    (8,266)    $    (2,654)
   Realized capital gain distributions                    0               0
   Net realized gain (loss) on investments           (2,045)        155,779
   Change in unrealized appreciation
    (depreciation) in value of investments       (1,716,943)       (654,472)

   Net Increase (Decrease) in net assets
    from operations                              (1,727,254)       (501,347)

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                     633,345              36
   Net contract surrenders and transfers
    out (Note 3)                                   (739,884)       (452,464)
   Benefit payments to annuitants                   (59,079)        (40,332)

   Net Increase (Decrease) from accumulation
    unit transactions                              (165,618)       (492,760)

Net Increase (Decrease) in Net Assets            (1,892,872)       (994,107)
Net Assets:
   Net assets at December 31, 2001                8,599,812       2,830,162

   Net assets at December 31, 2002              $ 6,706,940     $ 1,836,055

   The accompanying notes are an integral part of these financial statements.

                                                Windsor            Windsor
                                                 Fund               Fund
                                               Qualified        Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $    12,345     $     4,288
   Realized capital gain distributions                    0               0
   Net realized gain (loss) on investments           59,668             514
   Change in unrealized appreciation
    (depreciation) in value of investments        1,403,355         425,057

   Net Increase (Decrease) in net assets
    from operations                               1,475,368         429,859

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                      27,204           4,436
   Net contract surrenders and transfers
    out (Note 3)                                   (628,471)         (7,766)
   Benefit payments to annuitants                   (91,119)         (2,676)

   Net Increase (Decrease) from accumulation
    unit transactions                              (692,386)         (6,006)

Net Increase (Decrease) in Net Assets               782,982         423,853
Net Assets:
   Net assets at December 31, 2002                4,525,445       1,199,503

   Net assets at December 31, 2003              $ 5,308,427     $ 1,623,356

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2002

                                                Windsor           Windsor
                                                 Fund               Fund
                                               Qualified        Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $    18,423     $     4,804

   Realized capital gain distributions                    0               0
   Net realized gain (loss) on investments           10,082          (1,501)
   Change in unrealized appreciation
    (depreciation) in value of investments       (1,403,597)       (362,110)

   Net Increase (Decrease) in net assets
    from operations                              (1,375,092)       (358,807)

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                     248,791               0
   Net contract surrenders and transfers
    out (Note 3)                                   (428,404)         (9,546)
   Benefit payments to annuitants                   (89,986)         (3,988)

   Net Increase (Decrease) from accumulation
    unit transactions                              (269,599)        (13,534)

Net Increase (Decrease) in Net Assets            (1,644,691)       (372,341)
Net Assets:
   Net assets at December 31, 2001                6,170,136       1,571,844

   Net assets at December 31, 2002              $ 4,525,445     $ 1,199,503

   The accompanying notes are an integral part of these financial statements.

                                                Dreyfus Third   Dreyfus Third
                                                 Century Fund   Century Fund
                                                  Qualified     Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $   (48,702)    $      (620)
   Realized capital gain distributions                    0               0
   Net realized gain (loss) on investments           86,224             543
   Change in unrealized appreciation
    (depreciation) in value of investments        1,188,420          15,756

   Net Increase (Decrease) in net assets
    from operations                               1,225,942          15,679

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                       3,308               0
   Net contract surrenders and transfers
    out (Note 3)                                   (289,015)              0
   Benefit payments to annuitants                   (28,250)           (459)

   Net Increase (Decrease) from accumulation
    unit transactions                              (313,957)           (459)

Net Increase (Decrease) in Net Assets               911,985          15,220
Net Assets:
   Net assets at December 31, 2002                5,011,909          63,574

   Net assets at December 31, 2003              $ 5,923,894     $    78,794

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2002

                                                Dreyfus Third   Dreyfus Third
                                                 Century Fund    Century Fund
                                                  Qualified     Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss)- net                $   (55,040)    $    (1,390)
   Realized capital gain distributions                    0               0
   Net realized gain (loss) on investments          (26,943)         36,234
   Change in unrealized appreciation
    (depreciation) in value of investments       (2,132,688)        (88,775)

   Net Increase (Decrease) in net assets
    from operations                              (2,214,671)        (53,931)

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                      83,603               0
   Net contract surrenders and transfers
    out (Note 3)                                   (521,636)        (90,619)
   Benefit payments to annuitants                   (33,260)           (538)

   Net Increase (Decrease) from accumulation
    unit transactions                              (471,293)        (91,157)

Net Increase (Decrease) in Net Assets            (2,685,964)       (145,088)
Net Assets:
   Net assets at December 31, 2001                7,697,873         208,662

   Net assets at December 31, 2002              $ 5,011,909     $    63,574

   The accompanying notes are an integral part of these financial statements

                                                 Windsor           Windsor
                                                 Fund B            Fund B
                                                Qualified        Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $     5,501     $     2,904
   Realized capital gain distribution                     0               0
   Net realized gain (loss) on investments         (145,766)            368
   Change in unrealized appreciation
    (depreciation) in value of investments          798,682         288,320

   Net Increase (Decrease) in net assets
    from operations                                 658,417         291,592

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                      13,472               0
   Net contract surrenders and transfers
    out (Note 3)                                   (444,489)              0
   Benefit payments to annuitants                   (24,258)         (1,976)

   Net Increase (Decrease) from accumulation
    unit transactions                              (455,275)         (1,976)

Net Increase (Decrease) in Net Assets               203,142         289,616
Net Assets:
   Net assets at December 31, 2002                2,251,984         815,758

   Net assets at December 31, 2003              $ 2,455,126     $ 1,105,374

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2002

                                                 Windsor            Windsor
                                                 Fund B             Fund B
                                                Qualified        Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $     8,711     $     3,279
   Realized capital gain distribution                     0               0
   Net realized gain (loss) on investments          (15,538)           (573)
   Change in unrealized appreciation
    (depreciation) in value of investments         (693,382)       (245,977)

   Net Increase (Decrease) in net assets
    from operations                                (700,209)       (243,271)

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                      59,383               0
   Net contract surrenders and transfers
    out (Note 3)                                   (217,961)              0
   Benefit payments to annuitants                   (19,983)         (2,076)

   Net Increase (Decrease) from accumulation
    unit transactions                              (178,561)         (2,076)

Net Increase (Decrease) in Net Assets              (878,770)       (245,347)
Net Assets:
   Net assets at December 31, 2001                3,130,754       1,061,105

   Net assets at December 31, 2002              $ 2,251,984     $   815,758

   The accompanying notes are an integral part of these financial statements.

                                                   AIM                AIM
                                                High Yield         High Yield
                                                Fund, Inc.         Fund, Inc.
                                                Qualified         Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss)- net                $    14,799     $    18,895
   Realized capital gain distributions                    0               0
   Net realized gain (loss) on investments               44              56
   Change in unrealized appreciation
    (depreciation) in value of investments           33,774          43,141

   Net Increase (Decrease) in net assets
    from operations                                  48,617          62,092

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                           0               0
   Net contract surrenders and transfers
    out (Note 3)                                     (2,001)              0
   Benefit payments to annuitants                    (1,202)         (4,124)

   Net Increase (Decrease) from accumulation
    unit transactions                                (3,203)         (4,124)

Net Increase (Decrease) in Net Assets                45,414          57,968
Net Assets:
   Net assets at December 31, 2002                  169,630         215,846

   Net assets at December 31, 2003              $   215,044     $   273,814

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2002

                                                   AIM                AIM
                                                High Yield         High Yield
                                                Fund, Inc.         Fund, Inc.
                                                Qualified         Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $    17,621     $    23,030
   Realized capital gain distributions                    0               0
   Net realized gain (loss) on investments              (39)            (64)
   Change in unrealized appreciation
    (depreciation) in value of investments          (38,447)        (48,616)

   Net Increase (Decrease) in net assets
    from operations                                 (20,865)        (25,650)

Accumulation Unit Transactions:
   Net contract considerations and transfers
    in (Note 3)                                      13,172               0
   Net contract surrenders and transfers
    out (Note 3)                                       (327)              0
   Benefit payments to annuitants                    (1,148)         (3,824)

   Net Increase (Decrease) from accumulation
    unit transactions                                11,697          (3,824)

Net Increase (Decrease) in Net Assets                (9,168)        (29,474)
Net Assets:
   Net assets at December 31, 2001                  178,798         245,320

   Net assets at December 31, 2002              $   169,630     $   215,846

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2003

Note 1. Organization

Life Insurance Company of North America - Separate Account A (the "Separate Account"), a separate account of Life Insurance Company of North America ("LINA"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account consists of seven divisions, corresponding to the specific mutual fund shares underlying the values of such division. Variable annuity contract payments allocated to the Separate Account, except as modified by Note 5, are invested by LINA in shares of a designated mutual fund for allocation to the corresponding Separate Account division. The current divisions of the Separate Account are designated as follows: Delaware Group Decatur Fund, Inc., Seligman Growth Fund, Inc., Oppenheimer Multiple Strategies Fund, Windsor Fund, Windsor Fund B, Dreyfus Third Century Fund, and AIM High Yield Fund, Inc. (collectively, the "Funds").

Each of the seven mutual fund divisions contains two subdivisions, one for the allocation of tax-qualified and one for the allocation of non-tax qualified variable annuity contract values. The contract owners' equity is affected by the investment results of the appropriate mutual fund designated for the subdivision and the mortality risk and expense fees guarantees assessed on Separate Account assets (See Note 3).

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division of the Separate Account, or from the Separate Account to the General Account, are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

The accompanying financial statements include only the contract owners' payments pertaining to the variable portion of their contracts, and exclude any payments for fixed dollar benefits, the latter being included in the General Account of LINA.

Following is a summary of the  significant  accounting  policies of the Separate
Account: (a) the market value of investments is based on closing bid prices (net asset value) at December 31, 2003; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of the investments sold is determined on the last-in, first-out method. Investment valuation are subject to change based on underlying market conditions. See Notes 4 through 6 with respect to income taxes.

Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions allocated to the Separate Account by the contract owners less a deduction by LINA for sales and administrative expenses, death benefits for group contracts and any applicable premium taxes. These deductions, exclusive of premium taxes, are charged against the gross contributions and vary as follows: group contracts from 1% to 6%; individual contracts from 4% to 8.5%. Net contract considerations for the year ended December 31, 2003 were $47,255 after deductions for sales and administrative expenses. Benefit Payments to Annuitants amounted to $313,028. Contract owners unaffected by Revenue Ruling 81-225 (See Note 5) have limited rights to transfer their investment between the Separate Account subdivisions and to transfer from and to the General Account of LINA. Contract owners affected by Revenue Ruling 81-225 have limited rights to transfer certain contract values to the General Account of LINA to lessen the impact of the Ruling (See Note 5). The amounts of all transfers and surrenders for the year ended December 31, 2003 were as follows:

        Transfers between Separate Account A subdivisions          $     4,436

        Transfers from the General Account                         $     4,889

        Transfers to the General Account                           $    69,773

        Surrenders from the Separate Account A subdivisions        $ 3,042,941


LINA charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charge of 0.90% is made against the average net asset value of the Separate Account.

Note 4. Income Taxes

The Separate Account is taxed as part of LINA. For the period ended December 31, 2003, LINA was taxed as a casualty insurance company as part of the consolidated group of CIGNA Corporation, its ultimate parent. LINA anticipates that, for calendar year 2004, it will be taxed as a casualty insurance company as part of CIGNA Corporation's consolidated group. Although LINA may be taxed as a casualty insurance company, it treats the operations of the Separate Account as if it were part of a life insurance company. Under the current provisions of the Internal Revenue Code, no federal income taxes are payable by a company taxed as a life insurance company with respect to investment income and capital gains of the assets of a separate account when used to determine contract values. LINA reserves the right to make adjustments for taxes to the assets of the Separate Account should future changes in the Internal Revenue Code applicable to life insurance companies so warrant.

Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds mutual funds shares which are also sold to the public independent of the variable annuity contracts. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, and where the policyholder may initially allocate and subsequently reallocate his contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

In order to comply with the IRS opinions expressed in Revenue Ruling 81-225, allocations to the Separate Account resulting from new purchases were terminated except as noted below. In addition, LINA suspended new contract sales which permitted allocations to the Separate Account in both the non-tax qualified and tax qualified markets described above.

Payments on behalf of individuals who were participants under contracts before September 25, 1981 may continue to be allocated to the Separate Account where such contracts were issued to qualify pursuant to Code Sections 403(a), 403(b) or 408(b), or where the contract owner is not subject to federal income tax.

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. LINA believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

Note 7. Accumulation Unit Transactions:

Year Ended December 31, 2003

The changes in the number of accumulation units (the measure of ownership in the
Separate   Account)  during  the  year  ending  December  31,  2003,  and  units outstanding at December 31, 2003 were as follows:


                                              Seligman              Seligman
                                             Growth Fund,          Growth Fund,
                                                Inc.                  Inc.
                                              Qualified           Non-Qualified

Units outstanding at December 31, 2002         330,561                 91,868

Units purchased and transfers in                   202                      0

Benefits, surrenders and transfers out         (22,628)                (9,357)

Units outstanding at December 31, 2003         308,135                 82,511

                                              Oppenheimer           Oppenheimer
                                                Multiple              Multiple
                                               Strategies            Strategies
                                                 Fund                  Fund
                                               Qualified           Non-Qualified

Units outstanding at December 31, 2002          83,424                 12,478

Units purchased and transfers in                   236                      0

Benefits, surrenders and transfers out          (6,745)                  (584)

Units outstanding at December 31, 2003          76,915                 11,894



                                               Delaware              Delaware
                                                Group                 Group
                                               Decatur               Decatur
                                              Fund, Inc.            Fund, Inc.
                                              Qualified           Non-Qualified

Units outstanding at December 31, 2002         302,674                 85,013

Units purchased and transfers in                   178                     0

Benefits, surrenders and transfers out         (44,329)               (16,221)

Units outstanding at December 31, 2003         258,523                 68,792

                                                Windsor               Windsor
                                                 Fund                  Fund
                                               Qualified           Non-Qualified

Units outstanding at December 31, 2002          230,218                69,139

Units purchased and transfers in                  1,233                   242

Benefits, surrenders and transfers out          (32,608)                 (476)

Units outstanding at December 31, 2003          198,843                68,905




                                             Dreyfus Third         Dreyfus Third
                                              Century Fund          Century Fund
                                               Qualified           Non-Qualified

Units outstanding at December 31, 2002          285,105                 4,111

Units purchased and transfers in                    174                     0

Benefits, surrenders and transfers out          (15,163)                  (27)

Units outstanding at December 31, 2003          270,116                 4,084

                                               Windsor               Windsor
                                                Fund B                Fund B
                                               Qualified           Non-Qualified

Units outstanding at December 31, 2002          100,238                35,684

Units purchased and transfers in                    530                     0

Benefits, surrenders and transfers out          (19,951)                  (77)

Units outstanding at December 31, 2003           80,817                35,607



                                                 AIM                   AIM
                                              High Yield            High Yield
                                               Fund, Inc.            Fund, Inc.
                                               Qualified           Non-Qualified

Units outstanding at December 31, 2002           38,750                48,424

Units purchased and transfers in                      0                     0

Benefits, surrenders and transfers out             (678)                 (811)

Units outstanding at December 31, 2003           38,072                47,613

The accumulation units for the fourteen subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 2003, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:


                                                    Accumulation        Aggregate        Monthly          Annuity
                                                        Units             Value       Annuity Units      Unit Value

Seligman Growth Fund, Inc - Qualified                   28,492          $ 381,938        1,256           $4.2833451
Seligman Growth Fund, Inc. - Non-Qualified               5,149          $  55,141          221           $3.4225980
Oppenheimer Multiple Strategies Fund - Qualified         4,330          $  47,723          340           $3.5376761
Oppenheimer Multiple Strategies Fund - Non-Qualified       246          $   2,656           16           $3.4662063
Delaware Group Decatur Fund, Inc. - Qualified           18,877          $ 529,379          762           $9.1116836
Delaware Group Decatur Fund, Inc. - Non-Qualified       19,899          $ 543,986          653           $8.7455451
Windsor Fund - Qualified                                31,949          $ 852,929        1,368           $8.5718032
Windsor Fund - Non-Qualified                             1,827          $  43,043          271           $0.9752075
Dreyfus Third Century Fund - Qualified                  13,620          $ 298,699          730           $3.7117225
Dreyfus Third Century Fund - Non-Qualified                 283          $   5,460           19           $3.6627307
Windsor Fund B - Qualified                               6,936          $ 210,708          565           $3.4120161
Windsor Fund B - Non-Qualified                           1,010          $  31,354          103           $2.1903940
AIM High Yield Fund - Qualified                          2,820          $  15,928           83           $2.6600240
AIM High Yield Fund - Non-Qualified                      9,925          $  57,077          501           $0.7616651

Separate Account A

Note 8. Expense Ratios and Net Investment Income Ratios

Year Ended December 31, 2003

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios and investment income ratios, excluding expenses of the underlying funds or charged through the redemption of units, for each of the five years in the year ended December 31, 2003 were as follows:

Seligman Growth Fund, Inc.
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income       Total
              Units         Value       (000s)    Assets      Ratio      Return
              _______     __________    ______    ______     _______     _______

12/31/03      308,135     $13.405099    $ 4,131    0.90%      0.00%      26.62%

12/31/02      330,561     $10.317788    $ 3,411    0.90%      0.00%     -49.19%

12/31/01      402,638     $16.294076    $ 6,561    0.90%      0.00%     -23.58%

12/31/00      530,109     $20.179950    $10,698    0.90%      1.81%     -15.42%

12/31/99      627,027     $24.317678    $15,248    0.90%      0.00%      26.93%



Seligman Growth Fund, Inc.
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

12/31/03       82,511     $10.709095    $   884    0.90%      0.00%      26.41%

12/31/02       91,868     $ 8.243383    $   757    0.90%      0.00%     -48.41%

12/31/01       94,003     $13.009608    $ 1,223    0.90%      0.00%     -23.48%

12/31/00      100,436     $16.274205    $ 1,635    0.90%      1.84%     -15.87%

12/31/99      112,479     $19.629006    $ 2,208    0.90%      0.00%      26.96%

Oppenheimer Multiple Strategies Fund
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

12/31/03       76,915     $11.021400    $   848    0.90%      1.46%      20.79%

12/31/02       83,424     $ 8.973847    $   749    0.90%      2.51%     -12.59%

12/31/01       92,862     $10.149830    $   943    0.90%      2.93%       0.75%

12/31/00       98,166     $10.069363    $   988    0.90%      3.60%       5.60%

12/31/99      121,783     $ 9.527331    $ 1,160    0.90%      4.18%       9.41%



Oppenheimer Multiple Strategies Fund
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

12/31/03       11,894     $10.795211    $   128    0.90%      1.48%      20.96%

12/31/02       12,478     $ 8.790083    $   110    0.90%      2.18%      -9.29%

12/31/01       30,053     $ 9.922350    $   298    0.90%      3.40%       3.56%

12/31/00       15,649     $ 9.845995    $   154    0.90%      3.65%       5.82%

12/31/99       17,141     $ 9.322238    $   160    0.90%      4.10%       9.31%

Delaware Group Decatur Fund, Inc.
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

12/31/03      258,523     $28.043594    $ 7,250    0.90%      1.40%      24.28%

12/31/02      302,674     $22.158956    $ 6,707    0.90%      0.79%     -22.64%

12/31/01      311,489     $27.608719    $ 8,600    0.90%      1.37%      -4.96%

12/31/00      349,431     $28.979969    $10,126    0.90%      2.27%       5.73%

12/31/99      516,817     $26.696470    $13,797    0.90%      2.70%      -4.25%



Delaware Group Decatur Fund, Inc.
Non-Qualified

                                Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

12/31/03       68,792     $27.337331    $ 1,881    0.90%      1.39%      23.97%

12/31/02       85,013     $21.597349    $ 1,836    0.90%      0.78%     -21.90%

12/31/01      105,419     $26.846793    $ 2,830    0.90%      1.35%      -5.16%

12/31/00      122,338     $28.160902    $ 3,445    0.90%      2.22%       8.08%

12/31/99      137,069     $25.953022    $ 3,557    0.90%      2.68%      -4.33%

Windsor Fund
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

12/31/03      198,843     $26.696574    $ 5,308    0.90%      1.16%      31.51%

12/31/02      230,218     $19.657215    $ 4,525    0.90%      1.26%     -26.94%

12/31/01      241,843     $25.512982    $ 6,170    0.90%      1.78%       4.03%

12/31/00      295,312     $24.350103    $ 7,191    0.90%      1.67%      12.97%

12/31/99      379,625     $21.188208    $ 8,044    0.90%      3.37%      11.46%



Windsor Fund
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

12/31/03       68,905     $23.559337    $ 1,623    0.90%      1.22%      31.76%

12/31/02       69,139     $17.349156    $ 1,200    0.90%      1.26%     -26.70%

12/31/01       69,705     $22.549947    $ 1,572    0.90%      1.87%       4.33%

12/31/00       72,380     $21.520878    $ 1,558    0.90%      1.54%      13.57%

12/31/99       96,078     $18.736677    $ 1,800    0.90%      4.07%       9.68%

Dreyfus Third Century Fund
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

12/31/03      270,116     $21.930925    $ 5,924    0.90%      0.00%      22.65%

12/31/02      285,105     $17.579168    $ 5,012    0.90%      0.00%     -36.21%

12/31/01      306,565     $25.110083    $ 7,698    0.90%      0.00%     -28.93%

12/31/00      333,848     $33.214232    $11,089    0.90%      0.55%     -14.04%

12/31/99      367,152     $38.433580    $14,111    0.90%      1.67%      26.27%



Dreyfus Third Century Fund
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

12/31/03        4,084     $19.293271    $    79    0.90%      0.00%      22.75%

12/31/02        4,111     $15.464265    $    64    0.90%      0.00%     -34.91%

12/31/01        9,447     $22.087602    $   209    0.90%      0.00%     -30.75%

12/31/00       12,125     $29.218199    $   354    0.90%      0.56%     -13.70%

12/31/99       12,832     $33.848983    $   434    0.90%      1.57%      23.53%

Windsor Fund B
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

12/31/03       80,817     $30,378829    $ 2,455    0.90%      1.16%      30.56%

12/31/02      100,238     $22.466369    $ 2,252    0.90%      1.24%     -26.98%

12/31/01      107,258     $29.190397    $ 3,131    0.90%      1.87%       4.48%

12/31/00      113,361     $27.883833    $ 3,161    0.90%      1.64%      12.36%

12/31/99      156,228     $24.369358    $ 3,807    0.90%      3.82%      10.24%



Windsor Fund B
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

12/31/03       35,607     $31.043724    $ 1,105    0.90%      1.22%      31.79%

12/31/02       35,684     $22.860602    $   816    0.90%      1.26%     -26.71%

12/31/01       35,765     $29.668818    $ 1,061    0.90%      1.90%       4.63%

12/31/00       35,851     $28.315507    $ 1,015    0.90%      1.38%      12.04%

12/31/99       63,049     $24.648414    $ 1,554    0.90%      3.82%      11.10

AIM High Yield Fund, Inc.
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

12/31/03       38,072     $ 5.648343    $   215    0.90%      8.66%      25.51%

12/31/02       38,750     $ 4.377542    $   170    0.90%     11.31%     -12.32%

12/31/01       36,327     $ 4.921908    $   179    0.90%     12.38%      -4.38%

12/31/00       49,041     $ 5.141004    $   252    0.90%     12.00%     -26.06%

12/31/99       56,999     $ 6.782242    $   387    0.90%     10.48%       1.46%



AIM High Yield Fund, Inc.
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

12/31/03       47,613     $ 5.750833    $   274    0.90%      8.66%      25.51%

12/31/02       48,424     $ 4.457411    $   216    0.90%     11.31%     -11.59%

12/31/01       49,262     $ 4.979910    $   245    0.90%     12.38%      -3.95%

12/31/00      116,052     $ 5.211873    $   605    0.90%     11.95%     -25.49%

12/31/99      140,410     $ 6.886449    $   967    0.90%     10.48%       1.31%

Note 9.  Recent Developments

As of August 1, 2002, Separate Account assets were adjusted to reflect the results of a review of policyholder liability accounts. As a result of the review, the assets of the following subdivisions were increased as follows, with a corresponding increase in the unit values of policyholder interests in the Separate Account:


        Division                                           Amount

        Decatur Fund - Qualified                        $  99,860.77
        Seligman Growth Fund, Inc. - Qualified          $  79,955.38
        Windsor Fund - Qualified                        $ 103,465.47
        Dreyfus Third Century Fund - Qualified          $  73,967.15
        Windsor Fund B - Qualified                      $     300.79


In addition, the assets of the following subdivision were decreased as follows, with a corresponding decrease in the unit values of policyholder interests in the Separate Account:

        Division                                           Amount

        Oppenheimer  Multiple Strategies Fund -
        Qualified                                       $   1,486.09